Commitments and Contingencies - Schedule of Monthly Payment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
$0 – $250,000 [Member] | CFO Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	$ 5,000
$0 – $250,000 [Member] | Chief Operating Officer [Member]
Schedule of Monthly Payment [Line Items]
Accrued Monthly	3,750
$0 – $250,000 [Member] | Chief Science Officer Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	3,750
Accrued Monthly	5,000
$0 – $250,000 [Member] | Minimum [Member] | CFO Agreement [Member]
Schedule of Monthly Payment [Line Items]
Funds Raised	3,750	$ 3,750
$0 – $250,000 [Member] | Minimum [Member] | Chief Operating Officer [Member]
Schedule of Monthly Payment [Line Items]
Funds Raised	5,000
$250,000 – $750,000 [Member] | CFO Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	3,750
$250,000 – $750,000 [Member] | Chief Operating Officer [Member]
Schedule of Monthly Payment [Line Items]
Accrued Monthly	5,000
$250,000 – $750,000 [Member] | Chief Science Officer Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	5,000
Accrued Monthly	3,750
$250,000 – $750,000 [Member] | Minimum [Member] | CFO Agreement [Member]
Schedule of Monthly Payment [Line Items]
Funds Raised	5,000	$ 5,000
$250,000 – $750,000 [Member] | Minimum [Member] | Chief Operating Officer [Member]
Schedule of Monthly Payment [Line Items]
Funds Raised	$ 3,750